INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2022	2021	2020
Current expense
Federal	$24,307	$21,397	$34,632
State	3,308	2,289	2,349
Total current expense	27,615	23,686	36,981
Deferred expense (benefit)
Federal	(4,399)	10,944	(8,624)
State	894	1,143	244
Total deferred expense (benefit)	(3,505)	12,087	(8,380)
Income tax expense	$24,110	$35,773	$28,601

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

(Dollars in thousands)	2022	2021	2020
Income taxes computed at federal statutory rate (21%) on income before income taxes	$50,762	$50,596	$38,726
Benefit from tax-exempt income	(5,743)	(5,613)	(5,901)
Tax credits	(37,331)	(21,561)	(13,064)
Basis reduction on tax credit	2,761	1,346	657
Tax expense (benefit) of equity compensation	(154)	(243)	340
State income taxes, net of federal tax benefit	3,320	2,711	2,049
Affordable housing investments	9,341	7,194	6,635
Other	1,154	1,343	(841)
Income tax expense	$24,110	$35,773	$28,601

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2022, and 2021, were as follows:

(Dollars in thousands)	2022	2021
Deferred tax assets
Allowance for credit losses	$30,464	$29,754
Deferred compensation	346	292
Postretirement benefits other than pension liability	636	652
Accrued stock-based compensation	2,216	1,836
Interest on nonaccrual loans	406	442
Accrued expenses	7,454	7,286
Net unrealized losses on investment securities	92,072	0
State net operating loss	1,152	1,746
Leasing liability	15,308	15,794
Reserve for unfunded commitments	4,254	3,049
Other	516	565
Total deferred tax assets	154,824	61,416

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(7,172)	(9,117)
FHLB and FRB stock	(3,912)	(3,836)
Mortgage-servicing rights	(3,825)	(3,518)
Leasing activities	(12,829)	(10,860)
Retirement obligation	(10,197)	(13,754)
Intangible assets	(18,462)	(16,081)
Deferred loan fees and costs	(1,638)	(933)
Prepaid expenses	(645)	(680)
Limited partnership investments	(312)	(2,957)
Fair value adjustments on business combinations	(6,736)	(6,900)
Net unrealized gains on investment securities	0	(5,791)
Foreign exchange deferred income	0	(428)
ASU 2016-01 unrealized gain/loss-equity securities	(2,237)	(2,339)
Right of use assets	(12,911)	(13,390)
Other	(3,653)	(2,426)
Total deferred tax liabilities	(84,529)	(93,010)
Total net deferred tax asset (liability)	$70,295	$(31,594)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]	A progression of gross unrecognized tax benefits as of December 31, 2022, 2021 and 2020 is as follows:

(Dollars in thousands)	2022	2021	2020
Balance at beginning of year	$2,386	$2,386	$3,006
Settlements	0	0	(620)
Balance at end of year	$2,386	$2,386	$2,386